Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income	$ 1,323	$ 935
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	309	336
Accretion of purchased loan discount	(86)	(159)
Amortization of purchased loan premium	15	16
Amortization of discounts and premiums on investment securities, net	12	69
Amortization of deferred loan origination costs (fees)	80	48
Accretion of premiums on deposits		(35)
Net gain on sale of investments		(64)
Net gain on sale of loans	(28)	(23)
Valuation adjustment of REO	37	171
Net gain on real estate owned	(52)	(67)
Deferred gain on sale of real estate owned	(20)	(17)
ESOP compensation expense	188	213
Earnings on bank-owned life insurance	(449)	(94)
Provision for loan losses	185	242
Origination of loans held for sale	(929)	(746)
Proceeds from loans held for sale	957	769
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	(27)	31
Prepaid expenses and other assets	(144)	356
Accrued interest payable	1	(1)
Accounts payable and other liabilities	123	5
Federal income tax (benefit)
Current	(70)	19
Deferred	(276)	92
Net cash provided by operating activities	1,149	2,096
Cash flows from investing activities:
Purchase of investment securities held to maturity		(6,499)
Purchase of time deposits in other financial institutions	(2,727)	(490)
Maturities of time deposits in other financial institutions	1,236
Investment securities maturities, prepayments and calls:
Held to maturity	473	9,043
Available for sale	22	10
Proceeds from sale of investments		72
Proceeds from bank-owned life insurance	1,163
Loans originated for investment, net of principal collected	(13,001)	(20,785)
Proceeds from sale of real estate owned	409	943
Additions to real estate owned	(5)	(37)
Additions to premises and equipment, net	(151)	(124)
Net cash used in investing activities	(12,581)	(17,867)
Cash flows from financing activities:
Net change in deposits	12,808	(5,692)
Payments by borrowers for taxes and insurance, net	(56)	77
Proceeds from Federal Home Loan Bank advances	24,600	47,100
Repayments on Federal Home Loan Bank advances	(27,328)	(24,531)
Dividends paid on common stock	(1,453)	(1,487)
Net cash provided by financing activities	8,571	15,467
Net decrease in cash and cash equivalents	(2,861)	(304)
Beginning cash and cash equivalents	12,804	13,108
Ending cash and cash equivalents	9,943	12,804
Cash paid during the year for:
Federal income taxes	300	400
Interest on deposits and borrowings	2,160	1,493
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	910	841
Loans disbursed upon sales of real estate acquired through foreclosure	$ 169	$ 214